Employees (Tables)	9 Months Ended
Sep. 30, 2025
Employees [Abstract]
Disclosure of average workforce during the periods	The Group’s average workforce during the periods ended September 30, 2024 and 2025 was as follows:

HEADCOUNT	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
France	36	40
United States	27	27
Total	63	67